Note 12 - Equity: Share-Based Payment Arrangement, Option, Activity (Tables)	12 Months Ended
Dec. 31, 2025
Warrant
Share-Based Payment Arrangement, Option, Activity

	Number of warrants	Weighted average exercise price	Weighted average remaining term (years)
Outstanding as of December 31, 2024	67,674	$4.8	4.3
Issued
Exercised
Forfeited or expired
Outstanding as of December 31, 2025	67,674	$4.8	4.3